Share-based payment - Additional Information (Details)		1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2015 ¥ / shares shares	Oct. 31, 2017 ¥ / shares shares	Sep. 30, 2016	Dec. 31, 2019 CNY (¥) Y $ / shares shares	Jun. 30, 2019 Y ¥ / shares	Dec. 31, 2021 CNY (¥) Y $ / shares ¥ / shares shares	Dec. 31, 2021 CNY (¥) Y ¥ / shares shares	Dec. 31, 2020 CNY (¥) Y $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Oct. 31, 2019 shares	Jul. 31, 2019 shares	Jul. 02, 2019 shares	Dec. 31, 2018 CNY (¥) shares	May 07, 2015 ¥ / shares shares
Statements [Line Items]
Weighted average remaining contractual life of outstanding share options						6 years 10 months 24 days	6 years 10 months 24 days	7 years 3 months 18 days	8 years
Exercise price, share options granted | (per share)		¥ 1.00		$ 0.03
Risk free interest rate, share options granted				1.69%	2.09%
Expected volatility, share options granted				48.80%	50.20%
Option life, share options granted | Y				10	10	10	10	10
Expected dividend as percentage, share options granted				0.00%	0.00%	0.00%	0.00%	0.00%
Number of service condition shares option granted to employees from the grant date						4 years	4 years
Percentage of shares option granted on the grant date						25.00%	25.00%
Number of shares option granted expiry from the grant date						10 years	10 years
Number of share options outstanding in share-based payment arrangement | ¥				23,481,970		17,456,299	17,456,299	26,216,268	23,481,970				4,578,933
Number of shares outstanding				123,584,000		462,869,000	462,869,000	456,707,000	123,584,000				119,812,000
Exercised during the year | $ / shares						$ 0.03
Ordinary shares
Statements [Line Items]
Number of shares issued				141,478,000		452,974,980	452,974,980	441,810,100	141,478,000			5	3
Number of shares outstanding												149,750,000
Ordinary shares | Two Thousand Nineteen share incentive Scheme
Statements [Line Items]
Number of shares issued								22,555,620		20,830,100
Ordinary shares | Two Thousand Nineteen share incentive Plan
Statements [Line Items]
Number of shares issued						21,340,740	21,340,740				33,961,500
Bottom of range
Statements [Line Items]
Exercise price, share options granted | $ / shares						$ 0.03		$ 0.03
Risk free interest rate, share options granted						1.48%	1.48%	0.64%
Expected volatility, share options granted						53.40%	53.40%	54.90%
Top of range
Statements [Line Items]
Exercise price, share options granted | $ / shares						$ 0.99		$ 0.99
Risk free interest rate, share options granted						1.67%	1.67%	0.67%
Expected volatility, share options granted						55.60%	55.60%	55.10%
Genetron Health
Statements [Line Items]
Exercise price, share options granted | ¥ / shares					¥ 1.00
Genetron Health | Two Thousand Nineteen share incentive Plan
Statements [Line Items]
Number of shares issued											33,961,500
Number of share options outstanding in share-based payment arrangement | ¥						6,792,300	6,792,300
Founders
Statements [Line Items]
Par value per share | ¥ / shares						$ 1.00	¥ 1.00
Number of shares issued						2,173,600	2,173,600
Percentage of total number of ordinary shares and preferred shares outstanding						5.00%	5.00%
Exercise price, share options granted | ¥ / shares							¥ 1.79
Risk free interest rate, share options granted						0.51%	0.51%
Expected volatility, share options granted						55.80%	55.80%
Option life, share options granted | ¥						1.5	1.5
Expected dividend as percentage, share options granted						0.00%	0.00%
Founders | Restriction of ordinary shares
Statements [Line Items]
Par value per share | ¥ / shares	¥ 3.12													¥ 1.00
Weighted average remaining contractual life of outstanding share options	5 years
Number of shares issued	16,527,600													16,527,600
Risk free interest rate, share options granted	1.70%
Expected volatility, share options granted	50.00%
Founders | Genetron Health
Statements [Line Items]
Appraised value stock | ¥						$ 590,000,000	¥ 590,000,000
Weighted average remaining contractual life of outstanding share options		5 years	5 years			5 years	5 years
Number of restricted shares vested		2,540,650
Founders | Genetron Health | Bottom of range
Statements [Line Items]
Percentage of total shares outstanding						3.00%	3.00%
Founders | Genetron Health | Top of range
Statements [Line Items]
Percentage of total shares outstanding						5.00%	5.00%